Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of of quantitative information about right-of-use assets
The consolidated statement of financial position shows the following amounts relating to leases:

(in €‘000)	December 31, 2024	December 31, 2023
Right-of-use assets
Office buildings	10,832	11,956
Cars	2,387	1,075
Software	6,461	10,542
Land permits	85,555	52,799
Other	373	440
Total	105,608	76,812

(in €‘000)	December 31, 2024	December 31, 2023
Lease liabilities
Current
Office buildings	1,377	1,382
Cars	794	403
Software	4,821	4,392
Land permits	9,663	5,684
Other	69	66
Total	16,724	11,927
Non-current
Office buildings	10,224	11,191
Cars	1,650	694
Software	2,945	7,280
Land permits	84,543	52,002
Other	329	396
Total	99,691	71,563
The consolidated statement of profit or loss shows the following amounts relating to leases:

(in €‘000)	2024	2023	2022
Depreciation expenses right-of-use assets
Office buildings	1,464	1,351	1,114
Cars	747	573	581
Software	4,081	4,071	4,062
Land permits	5,374	2,474	885
Other	68	68	68
Total	11,734	8,537	6,710
Interest expenses on lease liabilities (included in finance costs)
Office buildings	379	422	281
Cars	121	42	17
Software	317	448	565
Land permits	5,329	2,751	898
Other	13	15	16
Total	6,159	3,678	1,777
The total cash outflows for leases were as follows:

(in €‘000)	2024	2023	2022
Office buildings	1,750	1,649	1,267
Cars	835	612	602
Software	4,761	4,624	4,404
Land permits	6,094	1,410	657
Other	78	78	78
Total	13,518	8,373	7,008